Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - Warrant liability [member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Expected volatility	100.00%	95.00%
Risk-free interest rate	3.45%	3.99%
Expected life of warrants (years)	4 years 8 months 12 days	6 months
Market price of ADS	$ 1.32	$ 0.75
Model used	Black-Scholes	Black-Scholes